                                                               File No. 2-91213*
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/
      Pre-Effective Amendment No.                                            / /
      Post-Effective Amendment No.  17                                       /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/
      Amendment No. 22                                                       /X/

                            ------------------------

                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                          237 William Howard Taft Road
                             Cincinnati, Ohio 45219
                         (Depositor's Telephone Number)
                                 (513) 861-3600
                            ------------------------

                     (Name and Address of Agent for Service)
              Ronald L. Benedict, Second Vice President and Counsel
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007
                            ------------------------

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.

Registrant has heretofore registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 and on February 23, 1996 filed its Rule 24f-2 Notice for its most recent fiscal year.**

It is proposed that this filing will become effective (check appropriate space):

              immediately upon filing pursuant to paragraph (b)
      -----
              on (date) pursuant to paragraph (b)
      -----
              60 days after filing pursuant to paragraph (a)(i)
      -----
        X     on May 1, 1996, pursuant to paragraph (a)(i)
      -----
              75 days after filing pursuant to paragraph (a)(ii)
      -----
              on (date) pursuant to paragraph (a)(ii) of Rule 485.
      -----
If appropriate, check the following box:

              this post-effective amendment designates a new effective date for
      ------
              a previously filed post-effective amendment.

* The prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by earlier registration statements under Files No. 2-36590, 2-73470, 2-68456 and 2-78652.

** Certain contracts filed pursuant to Files No. 2-73470 and 2-68456 contain a Guarantee of the Depositor. The value of the contracts to which the Guarantee relates is indeterminable. Pursuant to Rule 456(m) under the 1933 Act, no separate fee is being paid for the Guarantee.

                        OHIO NATIONAL VARIABLE ACCOUNT A

N-4 Item         Caption in Prospectus
--------         ---------------------

   1             Cover Page

   2             Glossary of Special Terms

   3             Not applicable

   4             Accumulation Unit Values

   5             The Ohio National Companies

   6             Deductions and Expenses

   7             Description of Variable Annuity Contracts

   8             Annuity Period

   9             Death Benefit

   10            Accumulation Period

   11            Surrender and Partial Withdrawal

   12            Federal Tax Status

   13            Not applicable

   14            Table of Contents

                 Caption in Statement of Additional Information

   15            Cover Page

   16            Table of Contents

   17            Not applicable

   18            Custodian
                 Independent Certified Public Accountants

   19            See Prospectus (Distribution of Variable Annuity Contracts)

                 Loans Under Tax-Sheltered Annuities

   20            Underwriter

   21            Calculation of Money Market Subaccount Yield
                 Total Return

   22            See Prospectus (Annuity Period)

   23            Financial Statements

                 Caption in Part C

   24            Financial Statements and Exhibits

   25            Directors and Officers of the Depositor

   26 Persons Controlled by or Under Common Control with the Depositor or Registrant

   27            Number of Contractowners

   28            Indemnification

   29            Principal Underwriter

   30            Location of Accounts and Records

   31            Not applicable

   32            Not applicable

                                     PART A

                                   PROSPECTUS

                                   PROSPECTUS
                            FLEXIBLE PURCHASE PAYMENT
               INDIVIDUAL TAX QUALIFIED VARIABLE ANNUITY CONTRACTS
                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                          237 WILLIAM HOWARD TAFT ROAD
                             CINCINNATI, OHIO 45219
                            TELEPHONE (513) 559-6452

This prospectus offers a multiple funded, flexible purchase payment, individual variable annuity contract, designed for tax qualified retirement plans, that provides for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Accumulation Account") is briefly described in an appendix to the Statement of Additional Information.

Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund"), prior to the annuity payout date, and the amount of each annuity payment will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.

The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 of the Code, and (4) state and municipal deferred compensation plans.

The minimum purchase payment is $25. Payments after the first payment may be made at any time. Generally the maximum purchase payment is $10,000 per year.

Purchase payments are allocated to one or more subaccounts of Ohio National Variable Account A ("VAA") in such portion as the contract owner may choose. VAA is a separate account established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA are invested in shares of the Fund, a mutual fund having nine portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio and Aggressive Growth Portfolio. (See the accompanying prospectus of the Fund.)

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties, and a contingent deferred sales charge may be assessed equal to 7-3/4% of total purchase payments made during the 96 months immediately preceding the withdrawal, or 7-3/4% of the amount withdrawn, if less. After the first year, up to 10% of the accumulation value may be withdrawn each year without this charge. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans.

The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996. THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE AND IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON PAGE 2.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.

                                   MAY 1, 1996

                                TABLE OF CONTENTS

Fee Table..................................................3
Accumulation Unit Values ..................................4
     Financial Statements..................................5
The Ohio National Companies................................5
     Ohio National Life....................................5
     Ohio National Variable Account A......................5
     Ohio National Fund, Inc...............................6
Distribution of Variable Annuity Contracts.................6
Deductions and Expenses....................................7
     Contingent Deferred Sales Charge......................7
     Contract Administration Charge........................7
     Deduction For Administrative Expenses.................7
     Deduction For Risk Undertakings.......................7
     Transfer Fee..........................................8
     Deduction For State Premium Tax.......................8
     Fund Expenses.........................................8
Description of Variable Annuity Contracts..................8
     20-Day Free Look......................................8
     Accumulation Period...................................8
     Annuity Period.......................................12
     Contract Owner Inquiries.............................14
     Performance Data.....................................14
Federal Tax Status........................................15
Prior Contracts...........................................18
Accumulation Unit Values For Prior Contracts..............19
IRA Disclosure Statement..................................22

                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Total Return
Transfer Limitations
Financial Statements for VAA and Ohio National Life
Appendix: Loans Under Tax-Sheltered Annuities
                         Guaranteed Accumulation Account

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.

ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.

ACCUMULATION VALUE - The cash value of an annuity contract before the annuity payout date.

ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.

ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.

ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

FUND SHARES - Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

OWNER - During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.

PURCHASE PAYMENTS - The amount of payments made by the owner or on his behalf under the annuity contract.

SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.

SUBACCOUNT - The Equity subaccount, Money Market subaccount, Bond subaccount, Omni subaccount, International subaccount, Capital Appreciation subaccount, Small Cap subaccount, Global Contrarian subaccount, Aggressive Growth subaccount, or such other subaccounts as may be established under VAA.

VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See page 17 of the accompanying Fund prospectus.

1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACTOWNER TRANSACTION EXPENSES
Deferred Sales Load (as a percentage
    of lesser of payments made
    in the prior 8 yrs, or amount surrendered)                    7.75%
    (Thereafter)                                                     0%
Exchange (transfer) Fee                                           $  3   (currently no charge for the first 4 transfers per year)
Annual Contract Fee                                               $ 30

                                                         MONEY                 INTER-     CAPITAL     SMALL    GLOBAL    AGGRESSIVE
                                               EQUITY   MARKET  BOND   OMNI   NATIONAL  APPRECIATION   CAP   CONTRARIAN    GROWTH
                                               ------   ------  ----   ----   ----------------------   ---   ----------    ------
VAA ANNUAL EXPENSES (as a percentage
   of average account value)
Mortality and Expense Risk Fees                 0.85%    0.85%  0.85%  0.85%    0.85%      0.85%      0.85%     0.85%      0.85%
Account Fees and Expenses                       0.25%    0.25%  0.25%  0.25%    0.25%      0.25%      0.25%     0.25%      0.25%
                                                ----     ----   ----   ----     ----       ----       ----      ----       ----
Total VAA Annual Expenses                       1.10%    1.10%  1.10%  1.10%    1.10%      1.10%      1.10%     1.10%      1.10%

FUND ANNUAL EXPENSES (as a
     percentage of the Fund's
     average net assets)
Management Fees                                 0.54%   0.25%*  0.60%  0.57%    0.90%      0.80%      0.80%     0.90%      0.80%
Other Expenses                                  0.19%    0.19%  0.15%  0.18%    0.22%      0.16%      0.16%     0.68%      0.22%
                                                ----     ----   ----   ----     ----       ----       ----      ---------------
Total Fund Annual Expenses                      0.73%   0.44%*  0.75%  0.75%    1.12%      0.96%      0.96%     1.58%      1.02%

EXAMPLE
If you surrendered your               1 Year    $100     $97*   $100   $100     $103       $102       $102      $108       $103
contract at the end of the
applicable time period, you           3 Years    138     130*    139    139      149        145        145       162        146
would pay the following
aggregate expenses on a $1,000        5 Years    187     173*    188    188      206        198        198       227        201
investment, assuming 5%
annual return:                        10 Year    230     199*    232    232      270        253        253       315        260

EXAMPLE
If you do not surrender your          1 Year      20      17*     20     20       24         22         22        29         23
contract or you annuitize at
the end of the applicable             3 Years     62      53*     62     62       74         69         69        87         71
time period, you would
pay the following                     5 Years    106      91*    107    107      126        118        118       149        121
aggregate expenses
on the same investment:               10 Years   230     199*    232    232      270        253        253       315        260

The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THE EXAMPLE INCLUDED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Note that the expense amounts shown in the example are aggregate amounts for the total number of years indicated. In the example, the annual fee is treated as if it were deducted as a percentage of assets, based upon the average account value for all contracts, including ones from which a portion of the contract fee may be paid from amounts invested in the general account. Neither the table nor the example reflect any premium taxes that may be applicable to a contract, which currently range from 0% to 2.25%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be mentioned in the discussion of Prior Contracts. For further details, see DEDUCTIONS AND EXPENSES, page 7.

*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.49%, and its expenses would total $98 for a $1,000 contract surrendered at the end of 1 year, $131 if surrendered at the end of 3 years, $176 if surrendered at the end of 5 years or $204 if surrendered at the end of 10 years. For a $1,000 contract annuitized or not surrendered, the expenses without the waiver would be $18 for 1 year, $54 for 3 years, $94 for 5 years or $204 for 10 years.

                          ACCUMULATION UNIT VALUES (a)

EQUITY SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                   AT END OF YEAR
             -----------                     -----------------                 -----------                  ---------------
                 1986                        $       11.984721                 $  14.617681                       94,765
                 1987                                14.617681                    16.023258                      262,138
                 1988                                16.023258                    18.231104                      310,512
                 1989                                18.231104                    22.218759                      376,442
                 1990                                22.218759                    21.128705                      589,220
                 1991                                21.128705                    25.116964                      802,548
                 1992                                25.116964                    26.717609                    1,048,285
                 1993                                26.717609                    30.151694                    1,181,609
                 1994                                30.151694                    29.897240                    1,288,052
                 1995                                29.897240                    37.616119                    1,394,001

MONEY MARKET SUBACCOUNT (b)

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                1986                         $       10.794386                $ 11.349655                        10,934
                1987                                 11.349655                  11.931210                        38,917
                1988                                 11.931210                  12.642674                        28,514
                1989                                 12.642674                  13.616583                        53,959
                1990                                 13.616583                  14.530988                        92,671
                1991                                 14.530988                  15.168901                        58,620
                1992                                 15.168901                  15.479601                        42,940
                1993                                 15.479601                  15.731262                        50,340
                1994                                 15.731262                  16.181828                        69,638
                1995                                 16.181828                  16.904534                       130,218
                ----                         -----------------                -----------                       -------

BOND SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                1986                         $       12.294766                $  13.680096                       18,099
                1987                                 13.680096                   13.640773                       25,590
                1988                                 13.640773                   14.402246                       29,427
                1989                                 14.402246                   15.771471                       28,554
                1990                                 15.771471                   16.819063                       34,836
                1991                                 16.819063                   18.791755                       53,151
                1992                                 18.791755                   19.989232                       83,991
                1993                                 19.989232                   21.885503                      118,872
                1994                                 21.885503                   20.817057                      118,724
                1995                                 20.817057                   24.481177                      130,720
                ----                          ----------------                ------------                      -------

OMNI SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                1986                         $       11.794127               $   13.758795                       452,828
                1987                                 13.758795                   13.379880                       722,341
                1988                                 13.379880                   15.223726                       575,788
                1989                                 15.223726                   17.385702                       620,509
                1990                                 17.385702                   17.525899                       690,864
                1991                                 17.524899                   20.479652                       689,306
                1992                                 20.479652                   21.999497                       853,840
                1993                                 21.999497                   24.557054                     1,156,731
                1994                                 24.557054                   24.162172                     1,248,250
                1995                                 24.162172                   29.337035                     1,272,672
                ----                          ----------------               -------------                     ---------

INTERNATIONAL SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                1993(c)                      $       10.000000                $   12.404596                       387,372
                1994                                 12.404596                    13.259582                     1,626,139
                1995                                 13.259582                    14.702847                     1,803,630
                ----                         -----------------                -------------                     ---------

CAPITAL APPRECIATION SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $11.370573                     126,633

SMALL CAP SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $12.201273                     154,063

GLOBAL CONTRARIAN SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $10.125502                       3,870

AGGRESSIVE GROWTH SUBACCOUNT

             YEAR ENDED                        UNIT VALUE AT                  UNIT VALUE AT                 NUMBER OF UNITS
             DECEMBER 31                     BEGINNING OF YEAR                 END OF YEAR                  AT END OF YEAR
             -----------                     -----------------                 -----------                  --------------
                  1995(c)                      $10.000000                       $10.499375                       9,491

(a) Current series of variable annuity contracts commenced September 10, 1984. For earlier series, see pages 18-21.

(b) The current annualized yield of the Money Market subaccount for the seven days ended on December 31, 1995, was 4.33%.

(c) International subaccount commenced on April 30, 1993. Capital Appreciation and Small Cap subaccounts commenced on March 31, 1995. Global Contrarian and Aggressive Growth subaccounts commenced on October 2, 1995.

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statement of Additional Information.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE

Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 46 states and the District of Columbia. Currently it has assets in excess of $5.5 billion and equity in excess of $500 million. Its home office is located at 237 William Howard Taft Road, Cincinnati, Ohio.

OHIO NATIONAL VARIABLE ACCOUNT A

VAA was established in 1969 by Ohio National Life as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Income, gains and losses, whether or not realized, from assets allocated to VAA are, as provided in the contracts, credited to or charged against VAA without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA is registered as a unit investment trust under the 1940 Act.

OHIO NATIONAL FUND, INC.

The assets of each subaccount of VAA are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio or Aggressive Growth Portfolio. The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, Inc. (sub-adviser to the Small Cap Portfolio), and Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing.

In addition to being offered to VAA, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA's participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund shares held in VAA at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of the Fund. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAA, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA.

During the accumulation period, the number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. During the annuity payment period, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, registered under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. or (b) of other broker-dealers that have entered into distribution agreements with the principal underwriter of the contracts. At the date of this prospectus, ONESCO was the principal underwriter of the contracts. However, pending receipt of necessary regulatory approvals, Ohio National Equities, Inc., a new wholly-owned subsidiary of Ohio National Life, will become the principal underwriter. As compensation for their sales efforts, ONESCO and the other broker-dealers will receive a fee from Ohio National Life equal to 6% of purchase payments. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives will not be included in amounts on which the 6% sales compensation will be paid to ONESCO and the other broker-dealers. To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to ONESCO and the other broker-dealers, any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges.

                             DEDUCTIONS AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals the lesser of (a) 7-3/4% of the total purchase payments made during the 96 months immediately preceding the surrender or partial withdrawal, or (b) 7-3/4% of the accumulation value being surrendered or withdrawn. On or after the first contract anniversary, a partial withdrawal of not more than 10% of the accumulation value (as of the date the partial withdrawal is requested) may be made once each contract year without the imposition of the contingent deferred sales charge.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or at the time of surrender of the contract), Ohio National Life will deduct a contract administration charge of $30 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Such charge is not designed to produce a profit and Ohio National Life does not expect to recover from such charge any amount in excess of accumulated administrative expenses. Ohio National Life guarantees not to change the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is not designed to produce a profit but to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc., not covered by the contract administration charge. Because the administrative expense deduction is a percentage of assets, it is possible that larger contracts may bear a portion of the cost of administering smaller contracts.

DEDUCTION FOR RISK UNDERTAKINGS

Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 11). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 0.85% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.55% on an annual basis. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.35% for mortality risk, and 0.5% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

TRANSFER FEE

A transfer fee of $3 (which may be increased to $15) is made for each transfer from one subaccount to another. The fee is charged against the subaccount from which the transfer is effected. Currently, no fee is charged for the first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. Normally, any such applicable taxes will not be deducted until annuity payments begin rather than being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK

The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.

ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS

The contracts provide for minimum purchase payments of $25 per payment and a maximum payment of $10,000 per year. (Larger total payments may be made with Ohio National Life's consent.) Payments after the first may be made at any time. Failure to make such payments shall not constitute a default, but could result in involuntary termination (see Ohio National Life's Right to Terminate, page
10).

ACCUMULATION UNITS

Prior to the annuity payout date, the contract value is measured by accumulation units. Each purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which payments are allocated.

CREDITING ACCUMULATION UNITS

Completed application forms, together with a check for the first purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the first purchase payment is then credited to the contract in the form of accumulation units. Initial purchase payments are credited not later than two business days after receipt if the application and all information necessary for processing the purchase payment are complete. If an application is not accepted within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the application is completed. After that, the purchase payment will be credited within two business days. Subsequent purchase payments are sent directly to the home office of Ohio National Life and are applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the value of the appropriate accumulation unit next computed after the payment is received at the home office of Ohio National Life.

ALLOCATION OF PURCHASE PAYMENTS

In the contract application, you may direct the allocation of your purchase payments among the subaccounts of VAA and the general account of Ohio National Life. The amount allocated to any subaccount or the general account must equal a whole percentage. The allocation of future purchase payments may be changed at any time upon written notice to the home office of Ohio National Life.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

The accumulation unit value of each subaccount of VAA was set at $10 when the first payment was allocated to each such subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAA. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a)  is -

     (1) the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus

     (2) The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA; (No federal income taxes are applicable under present law.)

(b) is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 7, and, Deduction for Risk Undertakings, page 7.)

OHIO NATIONAL LIFE'S RIGHT TO TERMINATE

Ohio National Life may, at its option, require surrender of a contract on any anniversary when the accumulation value is less than the lesser of (a) $1,000 or
(b) $250 times the number of years the contract has been in force. Such termination could have adverse tax consequences. (See Federal Tax Status, page 15.) Such termination will not be made on an individual retirement annuity (IRA) if a purchase payment has been made during the preceding two years, nor will it be made on an annuity funding a Section 403(b) salary reduction agreement.

SURRENDER AND PARTIAL WITHDRAWAL

Prior to the annuity payout date, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $100) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 7. Such charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $100 is requested, Ohio National Life would pay you $100, but the total amount deducted from the accumulation value would be $108.40 (i.e., $108.40 x 7-3/4% = $8.40). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less the contingent deferred sales charge, if any. In the case of a complete surrender, the amount payable is also reduced by the amount of the contract administration charge. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain retirement plans. See Texas Optional Retirement Program, page 12, and Tax Deferred Annuities, page 15. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 15.

Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal which includes contract values derived from purchase payments which have not cleared the banking system. Ohio National Life may delay mailing that portion which relates to such payments until the check for the purchase payment has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.

TRANSFERS AMONG SUBACCOUNTS

Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund in its or their discretion, believes that the portfolio might otherwise be damaged. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 8, and Transfers After Annuity Payout Date, page 13).

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Accumulation Account. Each DCA transfer must b at least $500 and at least 12 DCA transfers must be scheduled. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the General Accumulation Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.

TELEPHONE TRANSFERS

If the contract owner first submits a pre-authorization form to Ohio National Life, transfers may be made by telephoning Ohio National Life at 1-800-635-3225. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested, but reserves the right to refuse to honor any such request if that seems prudent. Ohio National Life will use reasonable procedures to confirm that telephone instructions are genuine. (Otherwise, Ohio National Life may be liable for any losses due to unauthorized or fraudulent instructions.) A written confirmation will be sent following each telephone transfer.

DEATH BENEFIT

In the event of the death of the annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. The amount of the death benefit will be determined as of the end of the valuation period in which written notice of death of the annuitant is received by Ohio National Life. It will be paid in one sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such account at any time and in any amount up to the total in the account. Such checks must be for a minimum of $250. The amount of death benefit is the accumulation value of the contract or, if greater, the total purchase payments made less any partial withdrawals.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. Ohio National Life credits the Guaranteed Accumulation Account of the employee's contract in the foregoing amounts at the time of each payment made by the employee.

TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.

ANNUITY PERIOD
ANNUITY PAYOUT DATE

Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 75th birthday; however, this restriction may be waived by mutual agreement between Ohio National Life and the owner.

The contracts include Ohio National Life's assurance that annuity payments will be paid for the lifetime of the annuitant in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period-certain payments.

ANNUITY OPTIONS

The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and continuing thereafter during the remaining lifetime of the annuitant. Option 1(c): Life Annuity with installment payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant. Option 1(d): Installment Refund Life Annuity with payments guaranteed for a period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.

Other settlement options are available as agreed to by Ohio National Life.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.

ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.

The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 8) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.

The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each 12 months, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS
ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A contract may not be assigned before the annuity payout date. Ownership of a contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under
Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or
(4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

PERIODIC REPORTS

Ohio National Life will furnish each owner, at least annually after the first contract year, and prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each such unit as of a date not more than four months from the date of furnishing of the report. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.

SUBSTITUTION FOR FUND SHARES

If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute another mutual fund. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone (513) 559-6452.


PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contract administration charge or contingent deferred sales charge. The deduction of any applicable contract administration charge or contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contract administration charges and contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, the operations of Ohio National Life, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.

No federal income tax is payable under present law on dividend income or capital gains distribution from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payments for the contract nor has previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract."

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5) from a contract that is a qualified funding asset for purposes of a structured settlement; or (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, purchase payments made for annuity contracts purchased for employees by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans do not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2, (b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, purchase payments made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from gross income of the employee. The portion, if any, of the purchase payments made by the employee, or which is considered taxable income to the employee in the year such payments are made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death or total disability. Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-74 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%, 1990; and 25%, 1991. For tax
years 1992 and thereafter no capital gains treatment is available. The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person or the person's spouse is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000.

For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $2,250.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($2,250 in the case of an additional contribution to a spousal IRA).

Distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPS)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludible from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $9,500 for 1996. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at any time during the preceding year.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

                                 PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY

Prior to December 15, 1981, Ohio National Life and VAA issued Annual Payment Variable Annuity contracts, some of which by their terms remain active and under which payments may still be made. These contracts called for deductions from purchase payments in the following amounts:

                                                                     DEDUCTION FOR               DEATH                  TOTAL*
              PORTION OF TOTAL             DEDUCTION FOR            ADMINISTRATIVE              BENEFIT                COMBINED
              PURCHASE PAYMENTS            SALES EXPENSE                EXPENSE                 PREMIUM               DEDUCTIONS
              -----------------            -------------                -------                 -------               ----------
         First $10,000                         6.3%                      2.2%                    0.5%                    9.0%
         Next $15,000                          5.5%                      2.0%                    0.5%                    8.0%
         Next $25,000                          4.8%                      1.7%                    0.5%                    7.0%
         Next $50,000                          4.0%                      1.5%                    0.5%                    6.0%
         Balance over $100,000                 3.3%                      1.2%                    0.5%                    5.0%

                                                      *Plus 50(cent) per payment

These deductions are in lieu of any contingent deferred sales charge, contract administration charge and deduction for administrative expense as provided for in the contracts described in this prospectus. The deduction for mortality and expense risk undertakings is 1% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.5% on an annual basis.

These prior contracts provide for annuity payments on a 3-1/2% assumed interest rate which results in a somewhat smaller initial annuity payment, but one that rises more rapidly in a rising market and falls more slowly in a declining market. These contracts provide for accumulation of values only in what now constitutes the Equity subaccount of VAA and/or on a fixed-dollar guaranteed basis within the general assets of Ohio National Life with limited transfer privileges between such fixed-dollar accumulation and the Equity subaccount.

VARIABLE INTEREST ANNUITY

From July 15, 1981 until November 2, 1982 Ohio National Life and the Variable Interest Account, a separate account of Ohio National Life funded by the Money Market Portfolio of the Fund, issued Variable Interest Annuity contracts. Under the terms of these contracts, purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that there is no right to transfer the contract values to any other underlying funding media. These contracts also included a guarantee of the investment performance. Such investment guarantee is regarded as a separate security offered by Ohio National Life. The deduction for mortality, expense and investment risk undertaking is 1.3% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 2% on an annual basis. These contracts do not provide for a deduction from contract value for administrative expense. They do provide for a contract administration charge and a contingent deferred sales charge.

FLEXIBLE PAYMENT COMBINATION ANNUITY

From December 1, 1981 until November 2, 1982, Ohio National Life and VAA issued Flexible Payment Combination Annuity contracts. Under the terms of these contracts purchase payments can be continued until the annuity commencement date specified therein. These contracts are substantially the same as the contracts described in this prospectus except that values can be accumulated only in what now constitutes the Equity subaccount of VAA and/or within the general assets of Ohio National Life on a fixed-dollar guaranteed basis. A deduction is made at the end of each valuation period for the administrative expense and mortality and expense risk undertakings equal to 1.1% on an annual basis. Such deduction may be decreased by Ohio National at any time and may be increased not more frequently than annually to not more than 1.75% on an annual basis. Although these contracts provide for limited transfer of values between the Equity subaccount and the general assets of Ohio National Life, such transfer is only permitted during the accumulation period.

MULTIPLE FUNDED COMBINATION ANNUITY

From November 2, 1982 to September 10, 1984, Ohio National Life and VAA issued Multiple Funded Combination Annuity contracts substantially the same as the contracts described in this prospectus. However, such prior contracts include a guarantee of the investment performance of the Money Market subaccount and a deduction therefor at the end of each valuation period equal to 0.2% of Money Market assets on an annual basis. Such investment guarantee is regarded as a separate security offered by Ohio National Life. In addition, the rate for the contingent deferred sales charge for such prior contracts is 5% and the deduction for risk undertakings is 1.3%.

                  ACCUMULATION UNIT VALUES FOR PRIOR CONTRACTS

ANNUAL PAYMENT VARIABLE ANNUITY
EQUITY SUBACCOUNT OF VAA

                 YEAR  ENDED                UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31            BEGINNING OF YEAREND                    OF YEAR                         AT END OF YEAR
                 -----------            --------------------                    -------                         --------------
                    1986                 $       30.599141                    $   37.358517                          79,126
                    1987                         37.358517                        40.991430                          70,260
                    1988                         40.991340                        46.658707                          63,667
                    1989                         46.685707                        56.953326                          57,461
                    1990                         56.953326                        54.213096                          54,987
                    1991                         54.213096                        64.510143                          51,310
                    1992                         64.510143                        68.689335                          45,754
                    1993                         68.689335                        77.594885                          43,892
                    1994                         77.594885                        77.016062                          40,537
                    1995                         77.016062                        96.995665                          36,620


VARIABLE INTEREST ANNUITY
MONEY MARKET SUBACCOUNT OF VAA

                 YEAR ENDED                 UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1986                  $       16.436976                  $  17.248371                           203,074
                    1987                          17.248371                     18.096347                           148,673
                    1988                          18.096347                     19.137568                           118,912
                    1989                          19.137568                     20.571199                           105,231
                    1990                          20.571199                     21.909036                            94,135
                    1991                          21.909036                     22.825685                            76,406
                    1992                          22.825685                     23.247080                            49,465
                    1993                          23.247080                     23.578345                            36,485
                    1994                          23.578345                     24.205890                            30,702
                    1995                          24.205890                     25.237165                            23,519
                    ----                  -----------------                  ------------                            ------

FLEXIBLE PAYMENT COMBINATION ANNUITY
EQUITY SUBACCOUNT OF VAA

                 YEAR  ENDED                UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1986                    $17.401165                        $21.224091                          28,512
                    1987                     21.224091                         23.264908                          29,818
                    1988                     23.264908                         26.470588                          29,585
                    1989                     26.470588                         32.260450                          27,395
                    1990                     32.260450                         30.677737                          24,226
                    1991                     30.677737                         36.468472                          23,107
                    1992                     36.468472                         38.792521                          22,601
                    1993                     38.792521                         43.778639                          22,887
                    1994                     43.778639                         43.409203                          20,039
                    1995                     43.409203                         54.616584                          20,564


MULTIPLE FUNDED COMBINATION ANNUITY
EQUITY SUBACCOUNT OF VAA

                 YEAR ENDED                 UNIT VALUE AT                    UNIT VALUE AT                     NUMBER OF UNITS
                 DECEMBER 31              BEGINNING OF YEAR                   END OF YEAR                      AT END OF YEAR
                 -----------              -----------------                   -----------                      --------------
                    1986                    $13.926764                        $16.986389                         286,231
                    1987                     16.986389                         18.619731                         293,652
                    1988                     18.619731                         21.185355                         278,998
                    1989                     21.185355                         25.819181                         240,896
                    1990                     25.819181                         24.552478                         227,378
                    1991                     24.552478                         29.187005                         209,706
                    1992                     29.187005                         31.047017                         195,926
                    1993                     31.047017                         35.037574                         189,725
                    1994                     35.037574                         34.741902                         183,889
                    1995                     34.741902                         43.711561                         185,550

MONEY MARKET SUBACCOUNT OF VAA

                    1986                    $12.454656                        $13.069466                         103,338
                    1987                     13.069466                         13.712006                         105,795
                    1988                     13.712006                         14.500960                          72,078
                    1989                     14.500960                         15.587258                          75,856
                    1990                     15.587258                         16.600960                          66,701
                    1991                     16.600960                         17.295517                          53,715
                    1992                     17.295517                         17.614815                          40,163
                    1993                     17.614815                         17.865828                          32,193
                    1994                     17.865828                         18.341334                          33,908
                    1995                     18.341334                         19.122749                          26,823

BOND SUBACCOUNT OF VAA

                    1986                    $13.593982                        $15.125711                          70,234
                    1987                     15.125711                         15.082231                          66,045
                    1988                     15.082231                         15.924172                          46,186
                    1989                     15.924172                         17.438080                          41,465
                    1990                     17.438080                         18.596379                          43,782
                    1991                     18.596379                         20.777538                          38,147
                    1992                     20.777538                         22.101548                          40,781
                    1993                     22.101548                         24.198199                          33,461
                    1994                     24.198199                         23.016849                          32,609
                    1995                     23.016849                         27.068171                          30,431

OMNI SUBACCOUNT OF VAA
                    1986                    $11.821143                        $13.790313                         165,401
                    1987                     13.790313                         13.410537                         167,450
                    1988                     13.410537                         15.258611                         141,188
                    1989                     15.258611                         17.425546                         134,346
                    1990                     17.425546                         17.565065                         143,084
                    1991                     17.565065                         20.526604                         136,984
                    1992                     20.526604                         22.049934                         138,165
                    1993                     22.049934                         24.613344                         151,630
                    1994                     24.613344                         24.217555                         140,851
                    1995                     24.217555                         29.404272                         134,309

INTERNATIONAL SUBACCOUNT OF VAA

                    1993*                   $10.000000                        $12.404596                          36,879
                    1994                     12.404596                         13.259582                         103,976
                    1995                     13.259582                         14.702847                         112,362

CAPITAL APPRECIATION SUBACCOUNT OF VAA

                    1995*                   $10.000000                        $11.370573                           8,261

SMALL CAP SUBACCOUNT OF VAA

                    1995*                   $10.000000                        $12.201273                          16,139

*International Subaccount added April 30, 1993. Capital Appreciation and Small Cap Subaccounts were added March 31, 1995.

                                   APPENDIX A

IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, or to one you purchase for your spouse (see "IRA for Non-working Spouse", page 22). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered (see page 8). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below:

The Ohio National Life Insurance Company
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: (513) 559-6452 - 8:30 a.m.  - 4:30 p.m.  (Eastern Time Zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you or your spouse is not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year (i.e. April 15 if you are a calendar-year taxpayer). For a single taxpayer, the applicable dollar limitation is $25,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $25,000-$35,000. For married couples filing jointly, the applicable dollar limitation is $40,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $40,000-$50,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $35,000 for individuals and $50,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludible from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $9,500 for 1996. Salary-reduction SEPP-IRAs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at any time during the preceding year.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is $22,500. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Pre-mature Distributions, page 24, for penalties imposed on withdrawal when the contribution exceeds $2,250).

No contribution may be made to your IRA or SEPP-IRA during or after the tax year in which you attain age 70-1/2.

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you will also be eligible to establish an IRA for your spouse if your spouse receives no earned compensation for the tax year. Contribution to both IRA's may not exceed $2,250. If the requirements for deductibility are met, you will only be able to deduct an amount equal to the least of: (1) amount contributed, (2) $2,250 or (3) 100% of your compensation. Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions."

If you contribute more than the amount you may contribute, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

You may not make a contribution to your or your spouse's IRA during or after the tax year in which you (or your spouse) reach age 70-1/2. If your spouse attains age 70-1/2. and you have not, you may continue to make contributions to your own IRA until the year you reach that age.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PRE-MATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2. or totally disabled. (You may, however, assign your IRA or SEPP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA (or SEPP-IRA). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59-1/2. or totally disabled.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as not more than $2,250 has been contributed to your account for the year of the excess contribution. Unless you have attained age 59-1/2. (or have become totally disabled), a 10% penalty tax will be imposed on the part of an excess contribution greater than $2,250 which is withdrawn after your tax filing date. If employer contributions have been made to a SEPP-IRA, a 10% penalty tax will be imposed on the part of the excess contribution withdrawn after your tax filing date which exceeds the lesser of (1) $32,250, or (2) $2,250 plus the amount of the employer contribution to the SEPP-IRA.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59-1/2. (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE OR UNDER DISTRIBUTIONS - 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2. or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary within one year after your or your spouse's death. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

PROTOTYPE STATUS

The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for pre-mature distributions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                     ILLUSTRATION OF IRA FIXED ACCUMULATIONS

                                 AGE 60                             AGE 65                             AGE 70
                               GUARANTEED                         GUARANTEED                         GUARANTEED
                            SURRENDER VALUE                     SURRENDER VALUE                    SURRENDER VALUE
                            ---------------                     ---------------                    ---------------
                                         $2,000                              $2,000                             $2,000
                         $1,000         ONE TIME           $1,000           ONE TIME          $1,000           ONE TIME
   CONTRACT              ANNUAL         LUMP SUM           ANNUAL           LUMP SUM          ANNUAL           LUMP SUM
 ANNIVERSARY         CONTRIBUTIONS    CONTRIBUTION      CONTRIBUTIONS     CONTRIBUTION     CONTRIBUTIONS     CONTRIBUTION
 -----------         -------------    ------------      -------------     ------------     -------------     ------------
       1               $    933        $  1,895          $    933          $  1,895          $    933          $  1,895
       2                  1,917           1,955             1,917             1,955            1,.917             1,955
       3                  2,933           2,006             2,933             2,006             2,933             2,006
       4                  3,990           2,058             3,990             2,058             3,990             2,058
       5                  5,089           2,116             5,089             2,116             5,089             2,116
       6                  6,234           2,177             6,234             2,177             6,234             2,177
       7                  7.435           2,240             7,435             2,240             7,435             2,240
       8                  8,686           2,306             8,686             2,306             8,868             2,306
       9                 10,069           2,529            10,069             2,529            10,069             2,529
      10                 11,506           2,600            11,506             2,600            11,506             2,600
      15                 19,604           3,001            19,604             3,001            19,604             3,001
      20                 29,456           3,489            29,456             3,489            29,456             3,489
      25                 41,442           4,082            41,442             4,082            41,442             4,082
      30                 56,026           4,804            56,026             4,804            56,026             4,804
      35                 73,769           5,683            73,769             5,683            73,769             5,683
      40                 95,356           6,751            95,356             6,751            95,356             6,751
      45                121,620           8,051           121,620             8,051           121,620             8,051
      50                153,574           9,633           153,574             9,633           153,574             9,633
      55                192,451          11,558           192,451            11,558           192,451            11,558
      60               239,7511           3,900           239,751            13,900           239,751            13,900
      65                                                  297,298            16,748           297,298            16,748
      70                                                  367,313            20,215           367,313            20,215


-    Guaranteed Interest Rate: 3.25% is applicable to each contract anniversary.

- The Surrender Value is the Accumulation Values less the Contingent Deferred Sales Charge.

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                          237 William Howard Taft Road
                             Cincinnati, Ohio 45219
                            Telephone (513) 559-6452

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1996

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual tax qualified variable annuity contracts dated May 1, 1996. To obtain a free copy of the VAA prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.

                                Table of Contents

Custodian .............................................................        2
Independent Certified Public Accountants ..............................        2
Underwriter ...........................................................        2
Calculation of Money Market Subaccount Yield ..........................        3
Total Return ..........................................................        3
Transfer Limitations ..................................................        4
Financial Statements ..................................................        5
Appendix:
         Loans Under Tax-sheltered Annuities ..........................       14
         Guaranteed Accumulation Account ..............................       14




                             "TOP II" TAX QUALIFIED

CUSTODIAN

Ohio National Life has executed an agreement with The Provident Bank ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAA will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAA during which the purchase payment is received by Ohio National Life for outstanding contracts or, in the case of new contracts, the value determined as of the end of the valuation period during which the contract is issued. The Bank effects redemptions of Fund shares held by VAA upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAA during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAA.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAA has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAA as of December 31, 1995 and for the periods indicated herein and of The Ohio National Life Insurance Company's consolidated financial statements as of December 31, 1995 and 1994 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

UNDERWRITER

The offering of the contracts is continuous. At the date of this Statement of Additional Information, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAA, and the amounts retained by ONESCO, for each of the last three years have been:

                              Aggregate                  Retained
   Year                      Commissions               Commissions
   ----                      -----------               -----------
   1995                      $1,645,426                 $151,215
   ----                      ----------                 --------
   1994                       1,562,146                  178,330
   1993                         997,974                  122,570

Pending receipt of necessary regulatory approvals, Ohio National Equities, Inc., a new wholly-owned subsidiary of Ohio National Life, will become the principal underwriter of the contracts.

CALCULATION OF MONEY MARKET SUBACCOUNT YIELD

The current yield of the Money Market subaccount for the seven days ended on December 31, 1995, was 4.33%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                 P(1 + T)(n) = ERV

         where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                         ERV = the ending redeemable value of a hypothetical
                               $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

For this purpose, it should be noted that the current series of contracts were initially offered September 10, 1984. The data based upon the performance of the subaccounts prior to that date is presented as if the same charges and deductions applicable to the current contracts had been in effect from the inception of each corresponding portfolio of the Fund. Note also that, for purposes of these calculations, the annual contract administration charge of $30 has been converted to an annualized percentage charge of 0.14%. This is based upon an average accumulation value of $22,000 for all contracts in this series. The actual effect that the contract administration charge would have on total returns would be less than that percentage for contracts having a higher accumulation value and greater than that percentage for contracts having a lower accumulation value.

The average annual total returns for current contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1995, and assuming surrender of the contract on the latter date, are as follows:

                                    One            Five           Ten           From          Inception
                                    Year           Years         Years        Inception          Date
                                    ----           -----         -----        ---------       ---------
Equity                              26.65%         12.07%       11.96%           8.82%        10-06-69
Money Market                         4.32%          2.93%        4.44%           6.25%        03-20-80
Bond                                17.44%          7.64%        6.98%           7.70%        11-02-82
Omni                                21.25%         10.69%        8.78%           9.31%        09-10-84
International                       10.73%           N/A          N/A           15.41%        04-30-93
Capital Appreciation                21.12%           N/A          N/A           14.59%        05-01-94
Small Cap                           31.38%           N/A          N/A           31.48%        05-01-94
Global Contrarian                     N/A            N/A          N/A            7.89%        03-31-95
Aggressive Growth                     N/A            N/A          N/A           25.78%        03-31-95


TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
         The Ohio National Life Insurance Company

The Contract Owners
         Ohio National Variable Account A

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account A as of December 31, 1995, and the related statements of operations, changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by examination of the underlying mutual fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account A at December 31, 1995, and the results of its operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 26, 1996

================================================================================

                        OHIO NATIONAL VARIABLE ACCOUNT A
                STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1995


                                          MONEY                                  INTER-
                            EQUITY       MARKET        BOND          OMNI        NATIONAL
                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                          ----------   ----------   ----------    ----------    ----------
Assets - Investments
at market value
(note 2)                $ 69,436,065  $ 4,906,226   $4,757,079   $ 44,360,064   $33,130,174
                        ============  ===========   ==========   ============   ===========
Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)      $ 69,084,841  $ 4,783,920   $4,747,050   $ 44,254,306   $33,130,174
   Annuity reserves
   for contracts in
   payment period            351,224      122,306       10,029        105,758             0
                        ------------  -----------   ----------   ------------   -----------
Total contract
owners' equity          $ 69,436,065  $ 4,906,226   $4,757,079   $ 44,360,064   $33,130,174
                        ============  ===========   ==========   ============   ===========

                            CAPITAL      SMALL      GLOBAL     AGGRESS.
                            APPREC.       CAP       CONTR.      GROWTH
                          SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                          ----------  ----------  ----------  ----------
Assets - Investments
at market value
(note 2)                  $4,207,564  $5,223,471   $548,985   $625,253
                          ==========  ==========   ========   ========
Contract owners'
equity:
   Contracts in
   accumulation
   period (note 3)        $4,207,564  $5,223,471   $548,985   $625,253
   Annuity reserves
   for contracts in
   payment period                  0           0          0          0
                          ----------  ----------   --------   --------
Total contract
owners' equity            $4,207,564  $5,223,471   $548,985   $625,253
                          ==========  ==========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                                                                     OHIO NATIONAL VARIABLE ACCOUNT A
                                                      STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                                              FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
                                   -----------------------------------------------------------------------------------------------
                                            EQUITY                  MONEY MARKET
                                          SUBACCOUNT                 SUBACCOUNT
                                       1995        1994           1995        1994
                                   ------------------------   -----------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............  $ 1,723,423  $ 1,572,122   $  189,597   $  108,479
                                   -----------  -----------   ----------   ----------
   Realized and Unrealized gain
     (loss) on investments:
     Realized gain (loss) .......      904,829      625,295            0            0
     Unrealized gain (loss) .....   11,625,942   (2,080,712)           0            0
                                   -----------  -----------   ----------   ----------
       Net gain (loss) on
         investments ............   12,530,771   (1,455,417)           0            0
                                   -----------  -----------   ----------   ----------
         Net investment activity    14,254,194      116,705      189,597      108,479
                                   -----------  -----------   ----------   ----------
Equity transactions:
   Sales:
     Contract purchase payments .    8,103,486    7,622,777    2,272,210    1,691,091
     Transfers from fixed and
       other subaccounts ........    3,069,834    1,842,285    1,882,448      767,783
                                   -----------  -----------   ----------   ----------
                                    11,173,320    9,465,062    4,154,658    2,458,874
                                   -----------  -----------   ----------   ----------
   Redemptions:
     Withdrawals and surrenders .    2,826,751    1,898,657      305,731      266,569
     Annuity and death benefit
       payments .................      599,141      133,152       16,451      101,118
     Transfers to fixed and
       other subaccounts ........    2,340,950    3,886,956    2,691,865      977,212
                                   -----------  -----------   ----------   ----------
                                     5,766,842    5,918,765    3,014,047    1,344,899
                                   -----------  -----------   ----------   ----------
         Net equity transactions     5,406,478    3,546,297    1,140,611    1,113,975
                                   -----------  -----------   ----------   ----------
Risk and administrative
   expense (note 4) .............      651,801      530,943       34,079       31,442
                                   -----------  -----------   ----------   ----------
     Net change in contract
       owners' equity ...........   19,008,871    3,132,059    1,296,129    1,191,012
Contract owners' equity:
   Beginning of period ..........   50,427,194   47,295,135    3,610,097    2,419,085
                                   -----------  -----------   ----------   ----------
   End of period ................  $69,436,065  $50,427,194   $4,906,226   $3,610,097
                                   ===========  ===========   ==========   ==========



                                                                      OHIO NATIONAL VARIABLE ACCOUNT A
                                                       STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                                               FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994
                                    -----------------------------------------------------------------------------------------------
                                             BOND                      OMNI
                                          SUBACCOUNT                SUBACCOUNT
                                       1995       1994           1995         1994
                                    ----------------------    -------------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............   $  211,780  $  249,396    $ 1,108,038   $ 1,270,091
                                    ----------  ----------    -----------   -----------
   Realized and Unrealized gain
     (loss) on investments:
     Realized gain (loss) .......        6,646     (20,500)       435,547       312,399
     Unrealized gain (loss) .....      482,005    (361,480)     6,398,204    (1,756,305)
                                    ----------  ----------    -----------   -----------
       Net gain (loss) on
         investments ............      488,651    (381,980)     6,833,751    (1,443,906)
                                    ----------  ----------    -----------   -----------
         Net investment activity       700,431    (132,584)     7,941,789      (173,815
                                    ----------  ----------    -----------   -----------
Equity transactions:
   Sales:
     Contract purchase payments .      959,158     758,640      5,062,792     7,029,736
     Transfers from fixed and
       other subaccounts ........      303,129     144,860        793,343       973,373
                                    ----------  ----------    -----------   -----------
                                     1,262,287     903,500      5,856,135     8,003,109
                                    ----------  ----------    -----------   -----------
   Redemptions:
     Withdrawals and surrenders .      271,658     104,763      2,021,783     1,447,772
     Annuity and death benefit
       payments .................       25,808         869        116,467        21,726
     Transfers to fixed and
       other subaccounts ........      193,959     724,239      2,043,636     3,468,899
                                    ----------  ----------    -----------   -----------
                                       491,425     829,871      4,181,886     4,938,397
                                    ----------  ----------    -----------   -----------
         Net equity transactions       770,862      73,629      1,674,249     3,064,712
                                    ----------  ----------    -----------   -----------
Risk and administrative
   expense (note 4) .............       44,400      36,370        425,306       380,705
                                    ----------  ----------    -----------   -----------
     Net change in contract
       owners' equity ...........    1,426,893     (95,325)     9,190,732     2,510,192
Contract owners' equity:
   Beginning of period ..........    3,330,186   3,425,511     35,169,332    32,659,140
                                    ----------  ----------    -----------   -----------
   End of period ................   $4,757,079  $3,330,186    $44,360,064   $35,169,332
                                    ==========  ==========    ===========   ===========

   The accompanying notes are an integral part of these financial statements.
                                (continued)

                                                            OHIO NATIONAL VARIABLE ACCOUNT A
                                           STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                              FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)
                                   -------------------------------------------------------------------------------
                                         INTERNATIONAL          CAPITAL APPRECIATION(a)
                                          SUBACCOUNT                  SUBACCOUNT
                                      1995          1994          1995        1994
                                   ------------------------    ----------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............  $   991,686  $   182,743    $   55,307  $  6,015
                                   -----------  -----------    ----------  --------
   Realized and Unrealized gain
   (loss) on investments:
     Realized gain (loss) .......      137,917       71,841        16,743       782
     Unrealized gain (loss) .....    2,266,142      292,268       291,929      (905)
                                   -----------  -----------    ----------  --------
       Net gain (loss) on
         investments ............    2,404,059      364,109       308,672      (123)
                                   -----------  -----------    ----------  --------
         Net investment activity     3,395,745      546,852       363,979     5,892
                                   -----------  -----------    ----------  --------
Equity transactions:
   Sales:
     Contract purchase payments .    7,753,900   11,195,111     2,638,520   504,692
     Transfers from fixed and
       other subaccounts ........    1,305,223    9,158,421       806,607    81,436
                                   -----------  -----------    ----------  --------
                                     9,059,123   20,353,532     3,445,127   586,128
                                   -----------  -----------    ----------  --------
   Redemptions:
     Withdrawals and surrenders .    1,134,559      244,707        59,207         0
     Annuity and death benefit
       payments .................       54,693       50,543             0    28,112
     Transfers to fixed and
       other subaccounts ........    3,141,268      740,320        70,828    14,943
                                   -----------  -----------    ----------  --------
                                     4,330,520    1,035,570       130,035    43,055
                                   -----------  -----------    ----------  --------
         Net equity transactions     4,728,603   19,317,962     3,315,092   543,073
                                   -----------  -----------    ----------  --------
Risk and administrative
   expense (note 4) .............      312,946      182,911        19,404     1,068
                                   -----------  -----------    ----------  --------
     Net change in contract
       owners' equity ...........    7,811,402   19,681,903     3,659,667   547,897
Contract owners' equity:
   Beginning of period ..........   25,318,772    5,636,869       547,897         0
                                   -----------  -----------    ----------  --------
   End of period ................  $33,130,174  $25,318,772    $4,207,564  $547,897
                                   ===========  ===========    ==========  ========

                                                            OHIO NATIONAL VARIABLE ACCOUNT A
                                           STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                              FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)
                                   -------------------------------------------------------------------------------
                                                               GLOBAL      AGRESSIVE
                                         SMALL CAP(a)        CONTRAR.(b)   GROWTH(b)
                                          SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
                                      1995        1994           1995        1995
                                   ----------------------   ------------------------
Investment activity:
   Reinvested capital gains
     and dividends ..............  $    8,230    $  7,996    $  1,259     $ 12,988
                                   ----------    --------    --------     --------
   Realized and Unrealized gain
   (loss) on investments:
     Realized gain (loss) .......      32,092       7,406        (587)       4,085
     Unrealized gain (loss) .....     609,033      42,149      13,613       23,386
                                   ----------    --------    --------     --------
       Net gain (loss) on
         investments ............     641,125      49,555      13,026       27,471
                                   ----------    --------    --------     --------
         Net investment activity      649,355      57,551      14,285       40,459
                                   ----------    --------    --------     --------
Equity transactions:
   Sales:
     Contract purchase payments .   2,704,917     825,873     508,497      544,084
     Transfers from fixed and
       other subaccounts ........   1,195,795      97,996      38,361       50,264
                                   ----------    --------    --------     --------
                                    3,900,712     923,869     546,858      594,348
                                   ----------    --------    --------     --------
   Redemptions:
     Withdrawals and surrenders .      81,418         250       1,715          119
     Annuity and death benefit
       payments .................      16,255      22,573           0            0
     Transfers to fixed and
       other subaccounts ........     121,816      38,171       7,642        7,936
                                   ----------    --------    --------     --------
                                      219,489      60,994       9,357        8,055
                                   ----------    --------    --------     --------
         Net equity transactions    3,681,223     862,875     537,501      586,293
                                   ----------    --------    --------     --------
Risk and administrative
   expense (note 4) .............      23,562       3,971       2,801        1,499
                                   ----------    --------    --------     --------
     Net change in contract
       owners' equity ...........   4,307,016     916,455     548,985      625,253
Contract owners' equity:
   Beginning of period ..........     916,455           0           0            0
                                   ----------    --------    --------     --------
   End of period ................  $5,223,471    $916,455    $548,985     $625,253
                                   ==========    ========    ========     ========

(a)  Commenced operations May 1, 1994.
(b)  Commenced operations March 31, 1995.

   The accompanying notes are an integral part of these financial statements.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

(1) BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    Ohio National Variable Account A (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

    Assets of the Account are invested in shares of Ohio National Fund, Inc. (the Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 and 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC.

    Investments are valued at the net asset value of fund shares held at December 31, 1995. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gain or loss is determined on the basis of average cost.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENTS

    At December 31, 1995 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:

                                     MONEY                                 INTER-
                      EQUITY        MARKET        BOND         OMNI       NATIONAL
                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------
Aggregate Cost    $ 50,343,780    $4,906,226   $4,496,732   $35,410,035  $30,120,032
Number of shares     2,429,236       490,623      435,271     2,520,501    2,303,282

                      CAPITAL       SMALL        GLOBAL      AGGRESS.
                      APPREC.        CAP         CONTR.       GROWTH
                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------
Aggregate Cost      $3,916,540   $4,572,289     $535,373    $601,867
Number of shares       350,981      329,515       50,819      52,791

(3) CONTRACTS IN ACCUMULATION PERIOD
    At December 31, 1995 the accumulation units and value per unit of the respective subaccounts and products were:

                                                           ACCUMULATION UNITS                    VALUE PER UNIT
                                                           ------------------                    --------------
EQUITY SUBACCOUNT
    Combination..........................................      36,620.054                        $  96.995665
    Back Load............................................      20,564.069                           54.616584
    Top I................................................     185,550.190                           43.711561
    Top II...............................................   1,394,000.758                           37.616119
    Top Plus.............................................     301,146.725                           12.824740

MONEY MARKET SUBACCOUNT
    VIA..................................................      23,518.810                           25.237165
    Top I................................................      26,822.902                           19.122749
    Top II...............................................     130,217.732                           16.904534
    Top Plus.............................................     136,204.870                           10.837896

BOND SUBACCOUNT
    Top I................................................      30,431.446                           27.068171
    Top II...............................................     130,719.697                           24.481177
    Top Plus.............................................      64,972.687                           11.130129

OMNI SUBACCOUNT
    Top I................................................  134,309.182                           29.404272
    Top II...............................................1,272,671.551                           29.337035
    Top Plus.............................................  244,024.999                           12.165280

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1995

INTERNATIONAL SUBACCOUNT
    Top I................................................     112,362.463                           14.702847
    Top II...............................................   1,803,630.317                           14.702847
    Top Plus.............................................     384,681.903                           12.892796

CAPITAL APPRECIATION SUBACCOUNT
    Top I................................................       8,261.482                           11.370573
    Top II...............................................     126,633.448                           11.370573
    Top Plus.............................................     211,756.246                           12.626458

SMALL CAP SUBACCOUNT
    Top I................................................      16,138.682                           12.201273
    Top II...............................................     154,062.671                           12.201273
    Top Plus.............................................     198,048.000                           15.889068

GLOBAL CONTRARIAN SUBACCOUNT
    Top II...............................................       3,869.684                           10.125502
    Top Plus.............................................      47,134.070                           10.816003

AGGRESSIVE GROWTH SUBACCOUNT
    Top II...............................................       9,491.106                           10.499375
    Top Plus.............................................      41,681.350                           12.610012


(4) RISK AND ADMINISTRATIVE EXPENSE
    A deduction is made at the end of each valuation period, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

    Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate of 0.25% for mortality risk and 0.4% for expense risk on an annual basis.

    The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove insufficient to cover the cost of those terms.

    The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5) CONTRACT CHARGES
    No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

    A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

    State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1995

(6) FEDERAL  INCOME TAXES
    Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7) NOTE TO SCHEDULE 1
    Schedule 1 presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

     -   Beginning unit value

     -   Reinvested capital gains and dividends

         (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)

     -   Unrealized gain (loss)

         (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

     -   Contract charges

         (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)

     -   Ending unit value

     -   Percentage increase (decrease) in unit value.

                                                                     SCHEDULE 1
                        OHIO NATIONAL VARIABLE ACCOUNT A
                       SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                    EQUITY SUBACCOUNT A
                                                    -------------------

1995                                       COMBINATION        BACK LOAD            TOP I           TOP II         TOP PLUS
Beginning unit value .................       77.016062        43.409203        34.741902        29.897240        10.173015
Reinvested capital gains and dividends        2.510281         1.420905         1.133756         0.977991         0.339195
Realized and unrealized gain .........       18.348416        10.333063         8.352522         7.117918         2.419560
Contract charges .....................       -0.879094        -0.546587        -0.516619        -0.377030        -0.107030
Ending unit value ....................       96.995665        54.616584        43.711561        37.616119        12.824740
Percentage increase in unit value* ...            25.9%            25.8%            25.8%            25.8%            26.1%

1994                                       COMBINATION        BACK LOAD            TOP I           TOP II         TOP PLUS
Beginning unit value .................       77.594885        43.778939        35.037574        30.151694        10.239365
Reinvested capital gains and dividends        2.496152         1.404845         1.127235         0.969523         0.328195
Realized and unrealized loss .........       -2.299093        -1.293507        -0.967881        -0.892750        -0.302664
Contract charges .....................       -0.775882        -0.481074        -0.455026        -0.331227        -0.091881
Ending unit value ....................       77.016062        43.409203        34.741902        29.897240        10.173015
Percentage decrease in unit value* ...            -0.7%            -0.8%            -0.8%            -0.8%            -0.6%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5) .

                                          MONEY MARKET SUBACCOUNT A
                                          -------------------------

1995                                           VIA            TOP I           TOP II         TOP PLUS
Beginning unit value .............       24.205890        18.341334        16.181828        10.354108
Reinvested dividends .............        1.352265         1.062265         0.904803         0.579386
Contract charges .................       -0.320990        -0.280850        -0.182097        -0.095598
Ending unit value ................       25.237165        19.122749        16.904534        10.837896
Percentage increase in unit value*             4.3%             4.3%             4.5%             4.7%

1994                                           VIA            TOP I           TOP II         TOP PLUS
Beginning unit value .............       23.578345        17.865828        15.731262        10.045964
Reinvested dividends .............        0.937322         0.746447         0.625838         0.400336
Contract charges .................       -0.309777        -0.270941        -0.175272        -0.092192
Ending unit value ................       24.205890        18.341334        16.181828        10.354108
Percentage increase in unit value*             2.7%             2.7%             2.9%             3.1%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                                     BOND SUBACCOUNT A
                                                     -----------------

1995                                                Top I           Top II         Top Plus
Beginning unit value ......................     23.016849        20.817057         9.445623
Reinvested capital gains and dividends ....      1.304682         1.183172         0.547329
Realized and unrealized gain ..............      3.073599         2.731821         1.232143
Contract charges ..........................     -0.326959        -0.250873        -0.094966
Ending unit value .........................     27.068171        24.481177        11.130129
Percentage increase in unit value* ........          17.6%            17.6%            17.8%

1994                                                Top I           Top II         Top Plus
Beginning unit value ......................     24.198199        21.885503         9.910842
Reinvested capital gains and dividends ....      1.746308         1.579523         0.708722
Realized and unrealized loss ..............     -2.623909        -2.415482        -1.088608
Contract charges ..........................     -0.303749        -0.232487        -0.085333
Ending unit value .........................     23.016849        20.817057         9.445623
Percentage decrease in unit value* ........          -4.9%            -4.9%            -4.7%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5)


                                                                     (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT A
                       SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                 OMNI SUBACCOUNT A
                                                 -----------------

1995                                             TOP I           TOP II         TOP PLUS
Beginning unit value .................       24.217555        24.162172         9.999661
Reinvested capital gains and dividends        0.761229         0.760769         0.317983
Realized and unrealized gain .........        4.776533         4.710829         1.949149
Contract charges .....................       -0.351045        -0.296735        -0.101513
Ending unit value ....................       29.404272        29.337035        12.165280
Percentage increase in unit value* ...            21.4%            21.4%            21.7%

1994                                             TOP I           TOP II         TOP PLUS
Beginning unit value .................       24.613344        24.557054        10.143037
Reinvested capital gains and dividends        0.881879         0.879802         0.363174
Realized and unrealized loss .........       -0.961947        -1.008268        -0.416697
Contract charges .....................       -0.315721        -0.266416        -0.089853
Ending unit value ....................       24.217555        24.162172         9.999661
Percentage decrease in unit value* ...            -1.6%            -1.6%            -1.4%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                             INTERNATIONAL SUBACCOUNT A
                                             --------------------------

1995                                             Top I           Top II         Top Plus
Beginning unit value .................       13.259582        13.259582        11.604279
Reinvested capital gains and dividends        0.470616         0.470869         0.414884
Realized and unrealized gain .........        1.153328         1.125369         0.983946
Contract charges .....................       -0.180679        -0.152973        -0.110313
Ending unit value ....................       14.702847        14.702847        12.892796
Percentage increase in unit value* ...            10.9%            10.9%            11.1%

1994                                             Top I           Top II         Top Plus
Beginning unit value .................       12.404596        12.404596        10.834626
Reinvested capital gains and dividends        0.144311         0.144501         0.126543
Realized and unrealized gain .........        0.884327         0.827577         0.748505
Contract charges .....................       -0.173652        -0.117092        -0.105395
Ending unit value ....................       13.259582        13.259582        11.604279
Percentage increase in unit value* ...             6.9%             6.9%             7.1%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

                                               CAPITAL APPRECIATION SUBACCOUNT A
                                               ---------------------------------

1995                                               TOP I               TOP II             TOP PLUS
Beginning unit value .................         10.000000***         10.000000***         10.390128
Reinvested capital gains and dividends          0.270114             0.269661             0.289727
Realized and unrealized gain .........          1.244208             1.222546             2.053530
Contract charges .....................         -0.143749            -0.121634            -0.106927
Ending unit value ....................         11.370573            11.370573            12.626458
Percentage increase in unit value* ...              13.7%                13.7%                21.5%

1994                                                                                      TOP PLUS
Beginning unit value .................                                                   10.000000**
Reinvested capital gains and dividends                                                    0.210108
Realized and unrealized gain .........                                                    0.273704
Contract charges .....................                                                   -0.093684
Ending unit value ....................                                                   10.390128
Percentage increase in unit value* ...                                                         3.9%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).

  **  Commenced operations May 1, 1994.

***   Commenced operations March 31, 1995.                           (continued)

                        OHIO NATIONAL VARIABLE ACCOUNT A
                       SCHEDULES OF CHANGES IN UNIT VALUES
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994


                                                  SMALL CAP SUBACCOUNT A
                                                  ----------------------

1995                                               TOP I               TOP II             TOP PLUS
Beginning unit value .................         10.000000***         10.000000***         12.053440
Reinvested capital gains and dividends          0.031849             0.031767             0.038861
Realized and unrealized gain .........          2.324070             2.300361             3.927705
Contract charges .....................         -0.154646            -0.130855            -0.130938
Ending unit value ....................         12.201273            12.201273            15.889068
Percentage increase in unit value* ...              22.0%                22.0%                31.8%

1994                                                                                      TOP PLUS
Beginning unit value .................                                                   10.000000**
Reinvested capital gains and dividends                                                    0.231663
Realized and unrealized gain .........                                                    1.927952
Contract charges .....................                                                   -0.106175
Ending unit value ....................                                                   12.053440
Percentage increase in unit value* ...                                                        20.5%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations May 1, 1994.
  *** Commenced operations March 31, 1995.

                                             GLOBAL CONTRARIAN SUBACCOUNT A
                                             ------------------------------

1995                                            TOP II           TOP PLUS
Beginning unit value .................       10.000000***       10.000000**
Reinvested capital gains and dividends        0.041881           0.044544
Realized and unrealized gain .........        0.193692           0.867169
Contract charges .....................       -0.110071          -0.095710
Ending unit value ....................       10.125502          10.816003
Percentage increase in unit value* ...             1.3%               8.2%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations March 31, 1995.
  *** Commenced operations October 2, 1995.

                                            AGGRESSIVE GROWTH SUBACCOUNT A
                                            ------------------------------

1995                                            TOP II           TOP PLUS
Beginning unit value .................       10.000000***       10.000000**
Reinvested capital gains and dividends        0.485110           0.560965
Realized and unrealized gain .........        0.129655           2.158245
Contract charges .....................       -0.115390          -0.109198
Ending unit value ....................       10.499375          12.610012
Percentage increase in unit value* ...             5.0%              26.1%

    * An annualized rate of return cannot be determined as contract charges do not include the contract charges discussed in note (5).
   ** Commenced operations March 31, 1995.
  *** Commenced operations October 2, 1995.


        See accompanying notes to the financial statements.

                                    APPENDIX

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities pursuant to plans qualifying under
Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. Any such loan must be for at least $1,000 and may only be made from guaranteed accumulation values (see Guaranteed Accumulation Account, below). The loan amount is limited by the maximum loan formula described in the contract.

The annual effective rate of interest charged for loans will not exceed 7%. Loans must generally be repaid within 5 years (or 20 years if the loan is used for the purchase of the contract owner's principal residence).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity on the annuity payout date will be reduced by the amount of outstanding loan balance, including accrued interest, as of the date of any such transaction.

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Accumulation Account is not registered under the Securities Act of 1933. The Guaranteed Accumulation Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Accumulation Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Accumulation Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Purchase payments and accumulation values under a contract will be allocated between the Guaranteed Accumulation Account and VAA. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3.25% per year, compounded annually, to contract values allocated to the Guaranteed Accumulation Account. Ohio National Life may credit interest at a rate in excess of 3.25%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less than (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Accumulation Account, plus (b) interest credited at the rate of 3.25% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals, loans and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Accumulation Account. No deductions are made from the Guaranteed Accumulation Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)

Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Accumulation Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

                        OHIO NATIONAL VARIABLE ACCOUNT A

                                    FORM N-4



                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included in Part B of this Registration Statement:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated January 19,
      1996

      Statements of Assets and Contract Owners' Equity dated December 31, 1995

      Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1995 and 1994

      Notes to Financial Statements dated December 31, 1995

      Schedules of Changes in Unit Values for the Years Ended December 31, 1995 and 1994

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement and will be furnished by a subsequent Post-effective Amendment hereto:

      Independent Auditors' Report of KPMG Peat Marwick LLP dated February 9,
      1996

      Consolidated Balance Sheets dated December 31, 1995 and 1994

      Consolidated Statements of Operations for the Years Ended December 31, 1995, 1994 and 1993

      Consolidated Statements of Surplus for the Years Ended December 31, 1995, 1994 and 1993

      Consolidated Statements of Cash Flow for the Years Ended December 31, 1995, 1994 and 1993

      Notes to Consolidated Financial Statements dated December 31, 1995, 1994 and 1993

The following financial information is included in Part A of this Registration
Statement:

      Accumulation Unit Values

      Accumulation Unit Values for Prior Contracts

Consents of the Following Persons:

      KPMG Peat Marwick LLP

Exhibits:

(13)  Computation of Performance Data

All other relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

(2) Agreement of Custodianship between the Depositor and The Provident Bank was filed as Exhibit 3 of the Registrant's Form N-4, Post-effective Amendment no. 5 on April 27, 1988 (File no. 2-91213).

(3)(a) Distribution Agreement between the Depositor and The O.N. Equity Sales Company was filed as Exhibit A(3)(a) of the Registrant's registration statement on Form S-6 on October 25, 1982 (File no. 2-78652).

(3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

(4) Combination Annuity Contract, Form 90-VA-1, and Tax-Sheltered Annuity Loan Provision Endorsement, form 90-VAL-1, were filed as Exhibit (4) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

(5) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5) of the Registrant's registration statment on Form N-4 , Post-effective Amendment no. 11 on April 29, 1992 (File No. 2-91213).

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

(8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 15 on March 27, 1995 (File no. 2-91213).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                         Positions and Offices
Business Address                           with Depositor
------------------                         ---------------------
Trudy K. Backus*                           Vice President, Individual Insurance Services

Howard C. Becker*                          Vice President, Corporate and Human Resources

Paul L. Bergmann*                          Vice President, Financial Control (Treasurer)

Michael A. Boedeker*                       Vice President, Fixed Income Securities

Tom D. Bowman*                             Sales Vice President, Pensions

Joseph P. Brom*                            Senior Vice President & Chief Investment Officer

Dale P. Brown                              Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                              Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                        Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                       Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                           Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                             Senior Vice President and Actuary

Dr. Alvin H. Crawford                      Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                       Vice President, Career Marketing

Ronald J. Dolan*                           Senior Vice President and Chief Financial Officer

Michael J. Ferry*                          Information Systems Vice President

Bannus B. Hudson                           Director
One Eastwood Drive
Cincinnati, Ohio 45227

Name and Principal                         Positions and Offices
Business Address                           with Depositor
------------------                         ---------------------
Daniel W. LeBlond                          Director
7680 Innovation Way
Mason, Ohio 45040

David G. McClure*                          Vice President, Variable Product Sales

Hamilton F. McGregor*                      Senior Vice President, Group & Pension Operations

Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202

Joan E. Mettey*                            Vice President, Claims

James I. Miller, II*                       Vice President, Marketing Support

James W. Nethercott                        Director
8431 Concord Hills Circle
Cincinnati, Ohio 45243

Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer

George B. Pearson, Jr.*                    Vice President, PGA Marketing

Dallas L. Pennington*                      Vice President, Information Systems

J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202

Bradley L. Warnemunde                      Director and Chairman Emeritus
250 William Howard Taft Road
Cincinnati, Ohio 45219

Dr. David S. Williams*                     Vice President and Medical Director

Donald J. Zimmerman*                       Director and Senior Vice President, Insurance Operations
                                           and Secretary

*The principal business address for these individuals is 237 William Howard Taft Road, Cincinnati, Ohio 452l9

                                         THE OHIO NATIONAL LIFE INSURANCE COMPANY/Cincinnati
                                 A mutual life insurance company incorporated under the laws of Ohio
----------------------------------------    --------------------------------------          --------------------------------------
         Enterprise Park, Inc.                   Ohio National Equities Inc.                   Ohio National Investments, Inc.

         A Georgia Corporation                         A Broker/Dealer                              An Investment Adviser
    Real Estate Development Company             Capitalized by ONLI @ $30,000                   Capitalized by ONLI @ $10,000
      Capitalized by ONLI $50,000

----------------------------------------    --------------------------------------          --------------------------------------
Pres. & Dir.         M. Stohler             Chm. & Dir.        D. O'Maley
                                                                                            Pres. & Dir.        J. Brom
V.P. & Dir.          J. Brom                Pres. & Dir.       D. Zimmerman
                                                                                            VP & Dir.           M. Boedeker
Secy. & Dir.         T. Tews                VP/COO/Dir.        D. McClure
                                                                                            VP & Dir.           D. McClure
Treas. & Dir.        P. Bergmann            VP & Dir.          T. Backus
                                                                                            VP & Dir.           S. Williams
                                            Director           T. Bowman
                                                                                            Treasurer           D. Taney
                                            Secretary          R. Benedict
                                                                                            Secretary           R. Benedict
                                            Treasurer          K. Jaeger
                                                                                            Asst. Secy.         B. Hopewell
                                            Compliance
                                            Officer            A. Starkey

                                            Asst. Secy.        B. Hopewell
----------------------------------------    --------------------------------------          --------------------------------------

                                                                                          [GRAPHIC] Advisor to  Advisor to [GRAPHIC]
----------------------------------------                                                    --------------------------------------
            ONE FUND, INC.                                                                     O.N. Investment Management Co.
        A Maryland Corporation                                                                       An Ohio Corporation
        An open end diversified                                                                 A Financial Advisory service
     management investment company                                                            Capitalized by ONESCO @ $145,000
----------------------------------------                                                    --------------------------------------

Pres. & Dir.         D. Zimmerman                                                           Pres. & Dir.        J. Brom
Vice Pres.           M. Boedeker
Vice Pres.           J. Brom                                                                VP & Dir.           M. Boedeker
Vice Pres.           D. McClure
Vice Pres.           S. Williams                                                            VP & Dir.           D. McClure
Treasurer            D. Taney
Secy. & Dir.         R. Benedict                                                            VP & Dir.           S. Willams
Asst. Secy.          B. Hopewell
Asst. Secy.          A. Starkey                                                             Treasurer           D. Taney
Director             J. Baker
Director             G. Castrucci                                                           Secretary           R. Benedict
Director             M. Kirby
                                                                                            Asst. Secy.         B. Hopewell
-------------------- -------------------                                                    ------------------- ------------------






                       -------------------------------------------
                           S e p a r a t e   A c c o u n t s
                       -------------------------------------------
                         ------ ----- ------ ------ ------ -----
                            A     B      C      D      E     F
                         ------ ----- ------ ------ ------ -----
  ---------------------------------------          --------------------------------------
      The O.N. Equity Sales Company                         Ohio National Life
                                                           Assurance Corporation
           An Ohio Corporation                              An Ohio Corporation
             A Broker/Dealer                          A stock life insurance company
      Capitalized by ONLI @ $790,000                 capitalized by ONLI @ $32,000,000
                                                    incorporated under the laws of Ohio
  ---------------------------------------          --------------------------------------
  Chm. & Dir.         D. O'Maley                   Chm./Pres/.CEO &
                                                   Dir.               D. O'Maley
                                                   Sr. VP & Dir.      R. Dolan
  Pres. & Dir.        D. Zimmerman                 Sr. VP/Secy. &
                                                   Dir.               D. Zimmerman
                                                   Sr. VP & Dir.      S. Summers
  V.P. & Dir.         T. Bowman                    Sr. VP & Dir.      J. Brom
                                                   Sr. Vice Pres.     D. Cook
  V.P., COO & Dir.    D. McClure                   Sr. Vice Pres.     G. Smith
                                                   Vice President     P. Bergmann
  Secy. & Dir.        R. Benedict                  Vice President     M. Boedeker
                                                   Vice President     R. DiTommaso
  Director            S. Summers                   Vice President     J. Mettey
                                                   Vice President     G. Pearson
  Treasurer           K. Jaeger                    Vice President     D. Pennington
                                                   Vice President     M. Stohler
  Asst. Secretary     B. Hopewell                  Second Vice Pres.  J. Houser
                                                   Asst. Secy.        R. Benedict
  Compliance                                       Asst. Secy.        T. Tews
  Director            A. Starkey                   Asst. Actuary      K. Flischel
  ------------------- -------------------          ------------------ -------------------
                                                           ------------------
                                                            Separate Account
                                                           ------------------
                                                                -------
                                                                   R
                                                                -------


                                                   --------------------------------------
                                                            Ohio National Fund

                                                          A Maryland Corporation
                                                          An open end diversified
                                                       management investment company
                                                   --------------------------------------
                                                   Pres. & Dir.       D. Zimmerman
                                                   Vice President     M. Boedeker
                                                   Vice President     J.Brom
                                                   Vice President     S. Williams
                                                   Treasurer          D. Taney
                                                   Secy. & Dir.       R. Benedict
                                                   Asst. Secy.        B. Hopewell
                                                   Director           J. Baker
                                                   Director           G. Castrucci
                                                   Director           M. Kirby
                                                   --------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27.  NUMBER OF CONTRACTOWNERS

As of February 1, 1996, the Registrant's contracts were owned by 15,824 owners.

ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS
The principal underwriter of the Registrant's securities is presently The O.N. Equity Sales Company ("ONESCO"). ONESCO is a wholly-owned subsidiary of the Depositor. ONESCO also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONESCO are:

      Name                                 Positions with Underwriter
      ----                                 --------------------------
      David B. O'Maley                     Chairman and Director
      Donald J. Zimmerman                  President and Director
      David G. McClure                     Vice President, Chief Operating Officer and Director
      James I. Miller II                   Vice President and Director
      Ronald L. Benedict                   Secretary and Director
      Robert M. DiTommaso                  Vice President
      Thomas MacDonald                     Vice President
      Kenneth M. Jaeger                    Treasurer
      Amy D. Starkey                       Compliance Officer
      Barbara A. Hopewell                  Assistant Secretary

Pending receipt of necessary regulatory approvals, Ohio National Equities, Inc. ("ONE,Inc."), a new wholly-owned subsidiary of the Depositor, will become the principal underwriter of the Registrant's securities as well as those of the other entities listed above. The directors and officers of ONE, Inc. are:

      Name                                 Position with ONE, Inc.
      ----                                 -----------------------
      David B. O'Maley                     Chairman and Director
      Donald J. Zimmerman                  President and Director
      David G. McClure                     Vice President, Chief Operating Officer and Director
      Trudy K. Backus                      Vice President and Director
      Tom D. Bowman                        Director
      Ronald L. Benedict                   Secretary
      Kenneth M. Jaeger                    Treasurer
      Amy D. Starkey                       Compliance Officer
      Barbara A. Hopewell                  Assistant Secretary

The principal business address of each of the foregoing is 237 William Howard Taft Road, Cincinnati, Ohio 45219.

During the last fiscal year, ONESCO received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
----------------               ----------------               -----------            ------------
$1,645,426                          None                          None                   None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         237 William Howard Taft Road
         Cincinnati, Ohio  45219

         The Provident Bank ("Custodian")
         One East Fourth Street
         Cincinnati, Ohio 45269

(2)      General and auxiliary ledgers:

         Depositor and Custodian

(3)      Securities records for portfolio securities:

         Custodian

(4)      Corporate charter, by-laws and minute books:

         Registrant has no such documents.

(5)      Records of brokerage orders:

         Not applicable.

(6)      Records of other portfolio transactions:

         Custodian

(7)      Records of options:

         Not applicable

(8)      Records of trial balances:

         Custodian

(9)      Quarterly records of allocation of brokerage orders and commissions:

         Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

         Depositor

(11)     Files of advisory materials:

         Not applicable

(12)     Other records

         Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, Ohio National Variable Account A, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 28th day of February, 1996.

                            OHIO NATIONAL VARIABLE ACCOUNT A
                                  (Registrant)

                            By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                             (Depositor)


                            By /s/ Donald J Zimmerman
                               --------------------------------------------
                              Donald J. Zimmerman, Senior Vice President,
                                               Insurance Operations

Attest:

/s/ Ronald L. Benedict
------------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary


As required by the Securities Act of 1933 and the Investment Company Act of l940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 28th day of February, 1996.

                            THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                           (Depositor)


                            By  /s/ Donald J. Zimmerman
                                -------------------------------------------
                              Donald J. Zimmerman, Senior Vice President,
                                           Insurance Operations


Attest:


/s/ Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Second Vice President and Counsel
and Assistant Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                                     Date
---------                                  -----                                     ----
 s/David B. O'Maley                        Chairman, President,                      February 28, 1996
 ------------------------------            Chief Executive Officer
 David B. O'Maley                          and Director

*s/Dale P. Brown                           Director                                  February 28, 1996
 ------------------------------
 Dale P. Brown

*s/Jack E. Brown                           Director                                  February 28, 1996
 ------------------------------
 Jack E. Brown

*s/William R. Burleigh                     Director                                  February 28, 1996
 ------------------------------
 William R. Burleigh

*s/Victoria B. Buyniski                    Director                                  February 28, 1996
 ------------------------------
 Victoria B. Buyniski

*s/Raymond R. Clark                        Director                                  February 28, 1996
 ------------------------------
 Raymond R. Clark

*s/Alvin H. Crawford                       Director                                  February 28, 1996
 ------------------------------
 Alvin H. Crawford

*s/Bannus B. Hudson                        Director                                  February 28, 1996
 ------------------------------
 Bannus B. Hudson

*s/Daniel W. LeBlond                       Director                                  February 28, 1996
 ------------------------------
 Daniel W. LeBlond

*s/Charles S. Mechem, Jr.                  Director                                  February 28, 1996
 ------------------------------
 Charles S. Mechem, Jr.

*s/James W. Nethercott                     Director                                  February 28, 1996
 ------------------------------
 James W. Nethercott

*s/Oliver W. Waddell                       Director                                    February 28, 1996
 ------------------------------
 Oliver W. Waddell

*s/Bradley L. Warnemunde                   Chairman Emeritus and                       February 28, 1996
 ------------------------------
 Bradley L. Warnemunde                     Director

 s/Donald J. Zimmerman                     Senior Vice President,                      February 28, 1996
 ------------------------------
 Donald J. Zimmerman                       Insurance Operations &
                                           Secretary and Director

*By s/Donald J. Zimmerman
    ---------------------------
   Donald J. Zimmerman, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                                Page Number in
Exhibit                                                         Sequential
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                        Consent of KPMG Peat Marwick LLP

(13)                    Computation of Performance Data

                                    CONSENTS

                        Independent Auditors' Consent
                        -----------------------------


The Board of Directors
The Ohio National Life Insurance Company:


We consent to the inclusion of our report included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.



                                                KPMG Peat Marwick LLP



February 29, 1996

                                    EXHIBITS